Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customers [Line Items]
Contract with customer, timing of satisfaction of performance obligation and payment	The durations of Nucor's contracts with customers are generally one year or less. Customer payment terms are generally 30 days.
Contract liabilities	$ 91.2	$ 72.3
Revenue reclassified from contract liabilities	$ 61.3
Steel Mills [Member]
Revenue from Contract with Customers [Line Items]
Contract with customer, timing of satisfaction of performance obligation and payment	One year or less